Goodwill and Intangible Assets (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Details Narrative
Goodwill	$ 5,999,765	$ 3,108,964	$ 3,108,964	$ 2,259,624	$ 3,002,070
Amortization expense	66,233	31,957	262,626	526,998
Intangible asset impairment expense	$ 2,890,801		$ 644,170	$ 145,396